SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ (55,990)	¥ (408,691)	¥ (641,194)	¥ (1,200,444)
Loss before income taxes	(20,158)	(147,143)	(412,938)	(976,241)
Income tax expense	43	316	564	342
Net loss attributable to Cloopen Group Holding Limited	(19,557)	(142,757)	(409,722)	(974,898)
Net loss attributable to ordinary shareholders	$ (19,557)	(142,757)	(409,722)	(974,898)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating expenses		(32,074)	(89,953)	(238,074)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries		(110,683)	(319,769)	(736,824)
Loss before income taxes		(142,757)	(409,722)	(974,898)
Income tax expense
Net loss attributable to Cloopen Group Holding Limited		(142,757)	(409,722)	(974,898)
Net loss attributable to ordinary shareholders		¥ (142,757)	¥ (409,722)	¥ (974,898)